Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of licensees accounted more than 10% of revenue	2	1
Number of licensees accounted more than 10% of accounts receivable	1	2
Minimum percentage of revenue from royalties to be accounted by the licensees	10.00%
Maximum exposure to loss from accounts receivable	10% or more of total accounts receivable
Past due amount collected	$ 101
Provision for doubtful debts	193	25
Cash and cash equivalent and short-term investments	176,863
Amount of credit facilities, available	8,000
Amount of accounts receivables	$ 1,139	$ 2,153
Conversion of currency due to change in exchange rate	16.00%